UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Massachusetts Investors Growth Stock Fund

Note to Shareholders: At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares.

Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

5/31/08

MIG-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Oracle Corp.	2.9%
Cisco Systems, Inc.	2.9%
Google, Inc., “A”	2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	2.2%
Amdocs Ltd.	2.2%
PepsiCo, Inc.	2.1%
Microsoft Corp.	2.1%
Danaher Corp.	2.0%
Genzyme Corp.	2.0%
Johnson & Johnson	2.0%

Equity sectors
Technology	24.7%
Health Care	17.3%
Consumer Staples	9.3%
Retailing	9.0%
Energy	8.0%
Financial Services	7.5%
Special Products & Services	6.2%
Industrial Goods & Services	6.2%
Leisure	5.4%
Utilities & Communications	2.3%
Basic Materials	2.0%
Transportation	1.3%
Autos & Housing	0.1%

Percentages are based on net assets as of 5/31/08.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2007 through May 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2007 through May 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/07	Ending Account Value 5/31/08	Expenses Paid During Period (p) 12/01/07-5/31/08
A	Actual	0.93%	$1,000.00	$970.71	$4.58
	Hypothetical (h)	0.93%	$1,000.00	$1,020.35	$4.70
B	Actual	1.58%	$1,000.00	$967.10	$7.77
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97
C	Actual	1.58%	$1,000.00	$967.65	$7.77
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97
I	Actual	0.58%	$1,000.00	$972.20	$2.86
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93
R1	Actual	1.63%	$1,000.00	$966.91	$8.02
	Hypothetical (h)	1.63%	$1,000.00	$1,016.85	$8.22
R2 (formerly R3)	Actual	1.11%	$1,000.00	$969.76	$5.47
	Hypothetical (h)	1.11%	$1,000.00	$1,019.45	$5.60
R3 (formerly R4)	Actual	0.86%	$1,000.00	$971.25	$4.24
	Hypothetical (h)	0.86%	$1,000.00	$1,020.70	$4.34
R4 (formerly R5)	Actual	0.60%	$1,000.00	$972.70	$2.96
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
529A	Actual	1.15%	$1,000.00	$969.34	$5.66
	Hypothetical (h)	1.15%	$1,000.00	$1,019.25	$5.81
529B	Actual	1.80%	$1,000.00	$966.67	$8.85
	Hypothetical (h)	1.80%	$1,000.00	$1,016.00	$9.07
529C	Actual	1.80%	$1,000.00	$966.52	$8.85
	Hypothetical (h)	1.80%	$1,000.00	$1,016.00	$9.07

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4), and Class R4 (formerly Class R5) retirement plan administration and services fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.08%, 0.83%, and 0.58% for Class R2, Class R3, and Class R4 shares, respectively; the actual expenses paid during the period would have been approximately $5.32, $4.09, and $2.86 for Class R2, Class R3, and Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $5.45, $4.19, and $2.93 for Class R2, Class R3, and Class R4 shares, respectively.

Expense Table – continued

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and services fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.58%; the actual expenses paid during the period would have been approximately $7.77; and the hypothetical expenses paid during the period would have been approximately $7.97.

Effective April 1, 2008 the fund’s Class 529A, Class 529B, and Class 529C shares program manager fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratio would have been 1.05%, 1.70%, and 1.70% for Class 529A, Class 529B, and Class 529C shares, respectively; the actual expenses paid during the period would have been approximately $5.17, $8.36, and $8.36 for Class 529A, Class 529B, and Class 529C shares, respectively; and the hypothetical expenses paid during the period would have been approximately $5.30, $8.57, and $8.57 for Class 529A, Class 529B, and Class 529C shares, respectively.

PORTFOLIO OF INVESTMENTS

5/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
Issuer	Shares/Par	Value ($)

Aerospace - 2.3%
Precision Castparts Corp.	199,200	$24,063,360
United Technologies Corp.	1,252,110	88,949,894

		$113,013,254
Alcoholic Beverages - 1.4%
Diageo PLC	3,504,050	$68,358,471

Apparel Manufacturers - 3.7%
LVMH Moet Hennessy Louis Vuitton S.A. (l)	944,700	$110,526,759
NIKE, Inc., “B”	1,078,430	73,732,259

		$184,259,018
Automotive - 0.1%
Harley-Davidson, Inc.	137,400	$5,711,718

Biotechnology - 4.0%
Amgen, Inc. (a)	526,240	$23,170,347
Celgene Corp. (a)	477,750	29,075,865
Genentech, Inc. (a)	395,060	27,997,902
Genzyme Corp. (a)	1,449,110	99,206,071
Millipore Corp. (a)	260,797	18,946,902

		$198,397,087
Broadcasting - 2.9%
Grupo Televisa S.A., ADR	1,242,690	$32,558,478
News Corp., “A”	2,798,950	50,241,153
Omnicom Group, Inc.	1,229,060	60,236,231

		$143,035,862
Brokerage & Asset Managers - 2.7%
Charles Schwab Corp.	2,745,240	$60,889,423
Deutsche Boerse AG (l)	293,020	42,040,455
Franklin Resources, Inc.	337,970	34,209,323

		$137,139,201
Business Services - 6.2%
Accenture Ltd., “A”	192,000	$7,837,440
Amdocs Ltd. (a)	3,332,760	107,681,476
Automatic Data Processing, Inc.	1,052,670	45,317,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Fidelity National Information Services, Inc.	730,150	$29,410,442
Visa, Inc., “A” (a)	545,740	47,130,106
Western Union Co.	3,137,130	74,161,753

		$311,538,661
Cable TV - 1.0%
Comcast Corp., “A”	2,169,350	$48,810,375

Chemicals - 0.1%
3M Co.	96,500	$7,484,540

Computer Software - 6.2%
Citrix Systems, Inc. (a)	908,290	$31,090,767
Microsoft Corp.	3,619,170	102,494,894
Oracle Corp. (a)	6,268,850	143,180,534
VeriSign, Inc. (a)	820,880	32,868,035

		$309,634,230
Computer Software - Systems - 3.4%
Apple Computer, Inc. (a)	282,350	$53,293,563
Dell, Inc. (a)	141,000	3,251,460
EMC Corp. (a)	3,061,020	53,384,189
International Business Machines Corp.	451,620	58,453,177

		$168,382,389
Consumer Goods & Services - 3.1%
Colgate-Palmolive Co.	334,200	$24,851,112
Estee Lauder Cos., Inc., “A”	831,150	39,562,740
Procter & Gamble Co.	1,350,656	89,210,829

		$153,624,681
Electrical Equipment - 3.9%
Danaher Corp.	1,270,300	$99,312,054
General Electric Co.	1,243,860	38,211,379
W.W. Grainger, Inc.	598,740	54,641,012

		$192,164,445
Electronics - 6.7%
Intel Corp.	3,576,460	$82,902,343
Intersil Corp., “A”	1,253,510	34,935,324
KLA-Tencor Corp.	1,272,450	58,685,394
National Semiconductor Corp.	1,557,540	32,786,217
Samsung Electronics Co. Ltd., GDR (n)	211,255	74,995,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,379,511	$50,145,401

		$334,450,204
Energy - Integrated - 3.8%
Exxon Mobil Corp.	904,700	$80,301,172
Hess Corp.	363,010	44,581,258
Marathon Oil Corp.	1,277,010	65,625,544

		$190,507,974
Food & Beverages - 4.8%
General Mills, Inc.	816,203	$51,584,030
Nestle S.A.	162,928	80,092,657
PepsiCo, Inc.	1,563,628	106,795,792

		$238,472,479
Food & Drug Stores - 2.6%
CVS Caremark Corp.	2,081,016	$89,046,675
Walgreen Co.	1,144,740	41,233,535

		$130,280,210
Gaming & Lodging - 1.5%
International Game Technology	950,780	$33,904,815
Royal Caribbean Cruises Ltd.	1,345,040	39,974,589

		$73,879,404
General Merchandise - 0.5%
Kohl’s Corp. (a)	536,900	$24,053,120

Health Maintenance Organizations - 0.5%
UnitedHealth Group, Inc.	749,740	$25,648,605

Insurance - 0.7%
MetLife, Inc.	578,160	$34,706,945

Internet - 3.3%
eBay, Inc. (a)	1,202,990	$36,101,730
Google, Inc., “A” (a)	216,160	126,626,528

		$162,728,258
Major Banks - 2.9%
Bank of New York Mellon Corp.	1,157,332	$51,535,994
State Street Corp.	1,323,590	95,324,952

		$146,860,946

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 1.3%
Cardinal Health, Inc.	481,900	$27,246,626
Patterson Cos., Inc. (a)	126,500	4,302,265
VCA Antech, Inc. (a)	988,880	31,021,166

		$62,570,057
Medical Equipment - 4.7%
Advanced Medical Optics, Inc. (a)(l)	1,814,520	$43,947,674
Medtronic, Inc.	1,517,370	76,885,138
ResMed, Inc. (a)	879,308	34,635,942
Stryker Corp.	533,080	34,410,314
Zimmer Holdings, Inc. (a)	601,110	43,760,808

		$233,639,876
Metals & Mining - 0.6%
BHP Billiton Ltd., ADR	377,200	$31,813,048

Network & Telecom - 4.5%
Cisco Systems, Inc. (a)	5,332,010	$142,471,307
Juniper Networks, Inc. (a)	668,050	18,384,736
QUALCOMM, Inc.	765,560	37,160,282
Research in Motion Ltd. (a)	197,700	27,454,599

		$225,470,924
Oil Services - 4.2%
Halliburton Co.	1,479,968	$71,896,845
Noble Corp.	912,300	57,602,622
Schlumberger Ltd.	246,200	24,898,206
Weatherford International Ltd. (a)	1,218,880	55,617,494

		$210,015,167
Other Banks & Diversified Financials - 1.2%
American Express Co.	1,248,420	$57,864,267

Personal Computers & Peripherals - 0.6%
Network Appliance, Inc. (a)	1,207,980	$29,450,552

Pharmaceuticals - 6.8%
Allergan, Inc.	873,410	$50,325,884
Johnson & Johnson	1,481,260	98,859,292
Merck KGaA	315,000	44,277,665
Roche Holding AG	362,230	62,436,076

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Wyeth	1,878,750	$83,548,013

		$339,446,930
Specialty Chemicals - 1.3%
Praxair, Inc.	674,350	$64,103,711

Specialty Stores - 2.2%
Lowe’s Cos., Inc.	1,145,740	$27,497,760
Nordstrom, Inc. (l)	1,173,350	41,043,783
Staples, Inc.	1,696,165	39,775,069

		$108,316,612
Telecommunications - Wireless - 2.3%
America Movil S.A.B. de C.V., “L”, ADR	1,252,060	$74,835,626
Rogers Communications, Inc., “B”	894,890	39,384,109

		$114,219,735
Trucking - 1.3%
FedEx Corp.	319,150	$29,269,247
United Parcel Service, Inc., “B”	534,020	37,926,100

		$67,195,347
Total Common Stocks (Identified Cost, $4,659,069,730)		$4,947,248,303

Collateral for Securities Loaned - 2.1%
Citigroup Global Markets, Inc., Repurchase Agreement, 2.30%, dated 5/30/08, due 6/02/08, total to be received $97,582,334 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Cost	$97,563,634	$97,563,634
Merrill Lynch & Co., Repurchase Agreement, 2.20%, dated 5/30/08, due 6/02/08, total to be received $5,000,917 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Cost	5,000,000	5,000,000
Total Collateral for Securities Loaned, at Cost		$102,563,634

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds (v) - 0.7%
MFS Institutional Money Market Portfolio, 2.45%, at Cost and Net Asset Value	37,224,540	$37,224,540
Total Investments (Identified Cost, $4,798,857,904)		$5,087,036,477

Other Assets, Less Liabilities - (2.1)%		(103,783,812)
Net Assets - 100.0%		$4,983,252,665

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $74,995,525, representing 1.5% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments -
Non-affiliated issuers, at value (identified cost, $4,761,633,364)	$5,049,811,937
Underlying funds, at cost and value	37,224,540
Total investments, at value, including $99,253,355 of securities on loan (identified cost, $4,798,857,904)		$5,087,036,477
Receivable for investments sold	$1,676,078
Receivable for fund shares sold	2,634,759
Interest and dividends receivable	6,237,863
Other assets	179,822
Total assets		$5,097,764,999
Liabilities
Payable to custodian	$693,868
Payable for fund shares reacquired	7,530,069
Collateral for securities loaned, at value	102,563,634
Payable to affiliates
Management fee	134,197
Shareholder servicing costs	2,539,975
Distribution and service fees	188,330
Administrative services fee	5,015
Program manager fees	100
Payable for independent trustees’ compensation	385,648
Accrued expenses and other liabilities	471,498
Total liabilities		$114,512,334
Net assets		$4,983,252,665
Net assets consist of
Paid-in capital	$8,878,456,193
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	288,166,602
Accumulated net realized gain (loss) on investments and foreign currency transactions	(4,192,100,556)
Undistributed net investment income	8,730,426
Net assets		$4,983,252,665
Shares of beneficial interest outstanding		339,550,797

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$3,805,665,862
Shares outstanding	254,074,925
Net asset value per share		$14.98
Offering price per share (100/94.25 × net asset value per share)		$15.89
Class B shares
Net assets	$616,532,861
Shares outstanding	45,600,399
Net asset value and offering price per share		$13.52
Class C shares
Net assets	$319,697,412
Shares outstanding	23,749,009
Net asset value and offering price per share		$13.46
Class I shares
Net assets	$55,335,763
Shares outstanding	3,612,465
Net asset value, offering price, and redemption price per share		$15.32
Class R1 shares
Net assets	$8,812,038
Shares outstanding	656,532
Net asset value, offering price, and redemption price per share		$13.42
Class R2 shares (formerly Class R3 shares)
Net assets	$40,221,350
Shares outstanding	2,731,966
Net asset value, offering price, and redemption price per share		$14.72
Class R3 shares (formerly Class R4 shares)
Net assets	$19,307,112
Shares outstanding	1,290,828
Net asset value, offering price, and redemption price per share		$14.96
Class R4 shares (formerly Class R5 shares)
Net assets	$105,447,448
Shares outstanding	6,989,568
Net asset value, offering price, and redemption price per share		$15.09

Statement of Assets and Liabilities (unaudited) – continued

Class 529A shares
Net assets	$9,999,945
Shares outstanding	677,277
Net asset value per share		$14.76
Offering price per share (100/94.25 × net asset value per share)		$15.66
Class 529B shares
Net assets	$942,225
Shares outstanding	70,657
Net asset value and offering price per share		$13.34
Class 529C shares
Net assets	$1,290,649
Shares outstanding	97,171
Net asset value and offering price per share		$13.28

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$34,501,524
Dividends from underlying funds	1,150,575
Interest	1,117,993
Foreign taxes withheld	(1,489,583)
Total investment income		$35,280,509
Expenses
Management fee	$8,191,377
Distribution and service fees	11,817,590
Program manager fees	11,043
Shareholder servicing costs	5,182,631
Administrative services fee	289,444
Retirement plan administration and services fees	25,342
Independent trustees’ compensation	53,127
Custodian fee	152,213
Shareholder communications	242,250
Auditing fees	26,478
Legal fees	44,876
Miscellaneous	209,394
Total expenses		$26,245,765
Fees paid indirectly	(388)
Reduction of expenses by investment adviser	(12,164)
Net expenses		$26,233,213
Net investment income		$9,047,296
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions:
Non-affiliated issuers	$48,423,742
Foreign currency transactions	60,171
Net realized gain (loss) on investments and foreign currency transactions		$48,483,913
Change in unrealized appreciation (depreciation)
Investments	$(225,328,581)
Translation of assets and liabilities in foreign currencies	(99,045)
Net unrealized gain (loss) on investments and foreign currency translation		$(225,427,626)
Net realized and unrealized gain (loss) on investments and foreign currency		$(176,943,713)
Change in net assets from operations		$(167,896,417)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/08	Year ended 11/30/07
Change in net assets	(unaudited)
From operations
Net investment income	$9,047,296	$15,999,515
Net realized gain (loss) on investments and foreign currency transactions	48,483,913	520,787,685
Net unrealized gain (loss) on investments and foreign currency translation	(225,427,626)	120,289,866
Change in net assets from operations	$(167,896,417)	$657,077,066
Distributions declared to shareholders
From net investment income
Class A	$(14,620,723)	$—
Class I	(394,167)	—
Class R1	(28,523)	—
Former Class R2 (b)	(14,963)	—
Class R2 (formerly Class R3)	(139,140)	—
Class R3 (formerly Class R4)	(101,789)	—
Class R4 (formerly Class R5)	(623,910)	—
Class 529A	(23,183)	—
Total distributions declared to shareholders	$(15,946,398)	$—
Change in net assets from fund share transactions	$(334,539,622)	$(1,235,006,428)
Total change in net assets	$(518,382,437)	$(577,929,362)
Net assets
At beginning of period	5,501,635,102	6,079,564,464
At end of period (including undistributed net investment income of $8,730,426 and $15,629,528, respectively)	$4,983,252,665	$5,501,635,102

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class A			2007	2006	2005		2004		2003

Net asset value, beginning of period	$15.49		$13.79	$12.77	$11.88		$11.02		$9.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.06	$0.02	$ (0.00	)(w)	$0.05		$ 0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		1.64	1.00	0.94		0.81		1.04
Total from investment operations	$(0.45)		$1.70	$1.02	$0.94		$0.86		$1.04
Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$—	$(0.05)		$—		$—
Net asset value, end of period	$14.98		$15.49	$13.79	$12.77		$11.88		$11.02
Total return (%) (r)(s)(t)	(2.93	)(n)	12.33	7.99	7.93		7.80	(b)	10.42	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.90	0.93	0.96		0.92		0.95
Expenses after expense reductions (f)	0.93	(a)	0.90	0.93	0.96		0.92		N/A
Net investment income (loss)	0.50	(a)	0.43	0.17	(0.03)		0.44		0.01
Portfolio turnover	18		49	91	125		141		283
Net assets at end of period (000 Omitted)	$3,805,666		$4,019,277	$3,937,421	$4,771,192		$5,540,056		$7,079,160

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.98		$12.52	$11.68	$10.88	$10.16	$9.27
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.06)	$(0.08)	$(0.02)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.45)		1.49	0.90	0.88	0.74	0.95
Total from investment operations	$(0.46)		$1.46	$0.84	$0.80	$0.72	$0.89
Net asset value, end of period	$13.52		$13.98	$12.52	$11.68	$10.88	$10.16
Total return (%) (r)(s)(t)	(3.29	)(n)	11.66	7.19	7.35	7.09 (b)	9.60 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.55	1.58	1.61	1.56	1.60
Expenses after expense reductions (f)	1.58	(a)	1.55	1.58	1.61	1.56	N/A
Net investment loss	(0.19	)(a)	(0.20)	(0.48)	(0.68)	(0.17)	(0.64)
Portfolio turnover	18		49	91	125	141	283
Net assets at end of period (000 Omitted)	$616,533		$857,628	$1,389,908	$1,947,597	$2,415,346	$2,778,509

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.91		$12.47	$11.62	$10.83	$10.11	$9.23
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.06)	$(0.08)	$(0.02)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.44)		1.47	0.91	0.87	0.74	0.94
Total from investment operations	$(0.45)		$1.44	$0.85	$0.79	$0.72	$0.88
Net asset value, end of period	$13.46		$13.91	$12.47	$11.62	$10.83	$10.11
Total return (%) (r)(s)(t)	(3.24	)(n)	11.55	7.31	7.29	7.12 (b)	9.53 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.55	1.58	1.61	1.56	1.60
Expenses after expense reductions (f)	1.58	(a)	1.55	1.58	1.61	1.56	N/A
Net investment loss	(0.16	)(a)	(0.20)	(0.48)	(0.68)	(0.19)	(0.64)
Portfolio turnover	18		49	91	125	141	283
Net assets at end of period (000 Omitted)	$319,697		$368,616	$451,097	$584,360	$739,534	$911,333

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class I			2007	2006	2005	2004		2003

Net asset value, beginning of period	$15.87		$14.07	$12.99	$12.08	$11.17		$10.08
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12	$0.07	$0.04	$0.08		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		1.68	1.01	0.97	0.83		1.05
Total from investment operations	$(0.44)		$1.80	$1.08	$1.01	$0.91		$1.09
Less distributions declared to shareholders
From net investment income	$(0.11)		$—	$—	$(0.10)	$—		$—
Net asset value, end of period	$15.32		$15.87	$14.07	$12.99	$12.08		$11.17
Total return (%) (r)(s)	(2.78	)(n)	12.79	8.31	8.38	8.15	(b)	10.81	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.56	0.58	0.61	0.57		0.60
Expenses after expense reductions (f)	0.58	(a)	0.56	0.58	0.61	0.57		N/A
Net investment income	0.85	(a)	0.82	0.51	0.32	0.67		0.36
Portfolio turnover	18		49	91	125	141		283
Net assets at end of period (000 Omitted)	$55,336		$57,139	$86,309	$122,728	$133,502		$285,467

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$13.92		$12.48	$11.66	$10.86
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.05)	$(0.07)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.45)		1.49	0.89	0.86
Total from investment operations	$(0.46)		$1.44	$0.82	$0.80
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$—	$—
Net asset value, end of period	$13.42		$13.92	$12.48	$11.66
Total return (%) (r)(s)	(3.31	)(n)	11.54	7.03	7.37	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.66	1.77	1.82	(a)
Expenses after expense reductions (f)	1.63	(a)	1.64	1.67	1.78	(a)
Net investment loss	(0.21	)(a)	(0.37)	(0.56)	(0.80	)(a)
Portfolio turnover	18		49	91	125
Net assets at end of period (000 Omitted)	$8,812		$8,623	$2,495	$1,008

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class R2 (formerly Class R3)			2007	2006	2005	2004		2003 (i)

Net asset value, beginning of period	$15.24		$13.61	$12.64	$11.82	$11.02		$11.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.01	$(0.01)	$(0.04)	$0.00	(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.48)		1.62	0.98	0.94	0.80		(0.00	)(g)(w)
Total from investment operations	$(0.46)		$1.63	$0.97	$0.90	$0.80		$(0.00	)(w)
Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$—	$(0.08)	$—		$—
Net asset value, end of period	$14.72		$15.24	$13.61	$12.64	$11.82		$11.02
Total return (%) (r)(s)	(3.02	)(n)	11.98	7.67	7.64	7.26	(b)	0.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.21	1.32	1.37	1.33		1.44	(a)
Expenses after expense reductions (f)	1.11	(a)	1.19	1.22	1.34	1.33		N/A
Net investment income (loss)	0.33	(a)	0.10	(0.11)	(0.37)	0.03		(0.34	)(a)
Portfolio turnover	18		49	91	125	141		283
Net assets at end of period (000 Omitted)	$40,221		$31,371	$8,091	$4,216	$708		$5

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08		Years ended 11/30
Class R3 (formerly Class R4)			2007	2006	2005 (i)
	(unaudited)
Net asset value, beginning of period	$15.47		$13.78	$12.77	$11.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	$0.02	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.48)		1.64	0.99	0.95
Total from investment operations	$(0.44)		$1.69	$1.01	$0.94
Less distributions declared to shareholders
From net investment income	$(0.07)		$—	$—	$—
Net asset value, end of period	$14.96		$15.47	$13.78	$12.77
Total return (%) (r)(s)	(2.87	)(n)	12.26	7.91	7.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.95	0.96	1.03	(a)
Expenses after expense reductions (f)	0.86	(a)	0.95	0.96	1.03	(a)
Net investment income (loss)	0.55	(a)	0.38	0.15	(0.11	)(a)
Portfolio turnover	18		49	91	125
Net assets at end of period (000 Omitted)	$19,307		$21,016	$11,375	$1,016

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08		Years ended 11/30
Class R4 (formerly Class R5)			2007	2006	2005 (i)
	(unaudited)
Net asset value, beginning of period	$15.60		$13.85	$12.80	$11.83
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.11	$0.06	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.48)		1.64	0.99	0.94
Total from investment operations	$(0.42)		$1.75	$1.05	$0.97
Less distributions declared to shareholders
From net investment income	$(0.09)		$—	$—	$—
Net asset value, end of period	$15.09		$15.60	$13.85	$12.80
Total return (%) (r)(s)	(2.73	)(n)	12.64	8.20	8.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.66	0.68	0.70	(a)
Expenses after expense reductions (f)	0.60	(a)	0.66	0.68	0.70	(a)
Net investment income	0.83	(a)	0.74	0.43	0.48	(a)
Portfolio turnover	18		49	91	125
Net assets at end of period (000 Omitted)	$105,447		$114,715	$136,104	$97,541

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08		Years ended 11/30
Class 529A			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$15.27		$13.63	$12.66	$11.79	$10.96		$9.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.03	$(0.01)	$(0.03)	$0.04		$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		1.61	0.98	0.94	0.79		1.01
Total from investment operations	$(0.47)		$1.64	$0.97	$0.91	$0.83		$0.99
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$—	$(0.04)	$—		$—
Net asset value, end of period	$14.76		$15.27	$13.63	$12.66	$11.79		$10.96
Total return (%) (r)(s)(t)	(3.07	)(n)	12.03	7.66	7.77	7.57	(b)	9.93 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.15	1.18	1.22	1.17		1.20
Expenses after expense reductions (f)	1.15	(a)	1.15	1.18	1.22	1.17		N/A
Net investment income (loss)	0.31	(a)	0.18	(0.07)	(0.27)	0.39		(0.24)
Portfolio turnover	18		49	91	125	141		283
Net assets at end of period (000 Omitted)	$10,000		$7,986	$3,791	$3,203	$2,070		$1,068

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08		Years ended 11/30
Class 529B			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$13.80		$12.40	$11.59	$10.83	$10.13	$9.26
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.06)	$(0.09)	$(0.10)	$(0.03)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.44)		1.46	0.90	0.86	0.73	0.95
Total from investment operations	$(0.46)		$1.40	$0.81	$0.76	$0.70	$0.87
Net asset value, end of period	$13.34		$13.80	$12.40	$11.59	$10.83	$10.13
Total return (%) (r)(s)(t)	(3.33	)(n)	11.29	6.99	7.02	6.91 (b)	9.40 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.80	1.83	1.87	1.81	1.85
Expenses after expense reductions (f)	1.80	(a)	1.80	1.83	1.87	1.81	N/A
Net investment loss	(0.37	)(a)	(0.45)	(0.73)	(0.92)	(0.30)	(0.89)
Portfolio turnover	18		49	91	125	141	283
Net assets at end of period (000 Omitted)	$942		$992	$587	$589	$478	$285

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08		Years ended 11/30
Class 529C			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$13.74		$12.34	$11.54	$10.78	$10.09	$9.22
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.06)	$(0.09)	$(0.10)	$(0.04)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.44)		1.46	0.89	0.86	0.73	0.95
Total from investment operations	$(0.46)		$1.40	$0.80	$0.76	$0.69	$0.87
Net asset value, end of period	$13.28		$13.74	$12.34	$11.54	$10.78	$10.09
Total return (%) (r)(s)(t)	(3.35	)(n)	11.35	6.93	7.05	6.84 (b)	9.44 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.80	1.83	1.87	1.81	1.86
Expenses after expense reductions (f)	1.80	(a)	1.80	1.83	1.87	1.81	N/A
Net investment loss	(0.38	)(a)	(0.46)	(0.72)	(0.92)	(0.34)	(0.88)
Portfolio turnover	18		49	91	125	141	283
Net assets at end of period (000 Omitted)	$1,291		$1,424	$996	$952	$765	$606

See Notes to Financial Statements

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A, Class B, Class C, Class I, Class R2, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2004 would have been lower by 0.25%, respectively.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(j)	The fund’s total return calculation include proceeds received on March 26, 2003 from a non-recurring litigation settlement, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund’s ending net asset value per share, the Class A, Class B, Class C, Class I, Class 529A, Class 529B and Class 529C total returns for the year ended November 30, 2003 would have been lower by approximately 0.07%, 0.08%, 0.08%, 0.07%, 0.08%, 0.09% and 0.09%, respectively.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less

Notes to Financial Statements (unaudited) – continued

may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$4,984,472,843	$102,563,634	$—	$5,087,036,477
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by

Notes to Financial Statements (unaudited) – continued

cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. Security lending activity is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and capital loss carry forwards assumed as a result of the acquisition of MFS Growth Opportunities Fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended November 30, 2007.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/08
Cost of investments	$4,841,129,441
Gross appreciation	498,079,470
Gross depreciation	(252,172,434)
Net unrealized appreciation (depreciation)	$245,907,036

As of 11/30/07
Undistributed ordinary income	$15,937,166
Capital loss carryforwards	(4,198,312,931)
Other temporary differences	(220,564)
Net unrealized appreciation (depreciation)	471,235,616

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/08	$(73,177,960)
11/30/09	(1,825,413,772)
11/30/10	(2,299,721,199)
$(4,198,312,931)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 in connection with the MFS Growth Opportunities Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $74,763 and $744 for the six months ended May 31, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$6,458,397
Class B	0.75%	0.25%	1.00%	1.00%	3,528,547
Class C	0.75%	0.25%	1.00%	1.00%	1,639,042
Class R (b)	0.25%	0.25%	0.50%	0.50%	11,930
Class R1	0.75%	0.25%	1.00%	0.87%	38,812
Former Class R2 (b)	0.25%	0.25%	0.50%	0.50%	5,428
Class R2 (formerly Class R3)	0.25%	0.25%	0.50%	0.50%	83,710
Class R3 (formerly Class R4)	—	0.25%	0.25%	0.25%	24,763
Class 529A	0.25%	0.25%	0.50%	0.35%	15,680
Class 529B	0.75%	0.25%	1.00%	1.00%	4,639
Class 529C	0.75%	0.25%	1.00%	1.00%	6,642
Total Distribution and Service Fees					$11,817,590

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2008 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a

Notes to Financial Statements (unaudited) – continued

contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2008, were as follows:

Amount
Class A	$2,142
Class B	332,926
Class C	9,170
Class 529B	699
Class 529C	57

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.10% annually of average daily net assets of the fund’s 529 share classes. Prior to April 1, 2008, the fee was established at 0.25% annually. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended May 31, 2008, were as follows:

Amount
Class 529A	$8,784
Class 529B	928
Class 529C	1,331
Total Program Manager Fees	$11,043

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2008, the fee was $1,575,719, which equated to 0.0635% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended May 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,606,912.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.0117% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, prior to March 1, 2008, MFS was responsible for providing certain retirement plan administration and services with respect to certain shares. These services included various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may have been provided directly by MFS or by a third party. MFS generally paid all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended May 31, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	—	0.18%	$7,889
Former Class R2 (b)	0.25%	—	—	0.06%	649
Class R2 (formerly Class R3)	0.15%	—	—	0.03%	4,256
Class R3 (formerly Class R4)	0.15%	—	—	0.03%	2,860
Class R4 (formerly Class R5)	0.10%	—	—	0.02%	9,688
Total Retirement Plan Administration and Services Fees					$25,342

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.
(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for all R share classes, other than Class R1 shares. Effective March 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements (unaudited) – continued

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $9,034. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $28,249. Both amounts are included in independent trustees’ compensation for the six months ended May 31, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $311,541 at May 31, 2008, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $70,537 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2008, the fee paid by the fund to Tarantino LLC was $21,743 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $12,164, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $912,609,823 and $1,178,308,287, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

	Six months ended 5/31/08		Year ended 11/30/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	25,880,420	$371,474,735	68,251,008	$999,165,400
Class B	934,826	12,237,646	2,832,410	37,752,937
Class C	474,097	6,181,878	1,211,753	16,149,876
Class I	254,898	3,776,389	3,884,367	59,449,289
Class J (f)	—	—	42,730	530,616
Class R (b)	62,691	911,751	546,520	8,016,029
Class R1	161,855	2,199,821	700,675	9,284,619
Former Class R2 (b)	59,043	816,453	212,122	2,847,470
Class R2 (formerly Class R3)	1,110,661	16,211,037	2,392,021	35,020,869
Class R3 (formerly Class R4)	317,989	4,804,924	1,730,895	24,785,641
Class R4 (formerly Class R5)	3,157,078	49,373,480	11,200,460	159,864,282
Class 529A	190,536	2,771,849	288,800	4,108,743
Class 529B	5,550	71,012	40,069	506,054
Class 529C	7,178	93,706	40,366	509,769
	32,616,822	$470,924,681	93,374,196	$1,357,991,594
Shares issued in connection with acquisition of MFS Growth Opportunities Fund
Class A			21,993,175	$324,235,567
Class B			979,708	13,068,221
			22,972,883	$337,303,788
Shares issued to shareholders in reinvestment of distributions
Class A	683,092	$10,376,149	—	$—
Class I	24,931	386,667	—	—
Class R1	2,088	28,523	—	—
Former Class R2 (b)	1,086	14,963	—	—
Class R2 (formerly Class R3)	9,313	139,140	—	—
Class R3 (formerly Class R4)	6,714	101,789	—	—
Class R4 (formerly Class R5)	28,051	428,622	—	—
Class 529A	1,538	23,058	—	—
	756,813	$11,498,911	—	$—

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/08		Year ended 11/30/07
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(31,953,470)	$(468,049,513)	(116,306,366)	$(1,695,358,188)
Class B	(16,698,939)	(219,238,560)	(53,439,260)	(700,407,914)
Class C	(3,215,813)	(41,909,142)	(10,901,765)	(142,377,250)
Class I	(268,551)	(3,996,742)	(6,415,423)	(97,293,031)
Class J (f)	—	—	(172,269)	(2,263,810)
Class R (b)	(718,089)	(10,661,354)	(3,483,029)	(50,455,002)
Class R1	(126,977)	(1,670,285)	(280,941)	(3,596,344)
Former Class R2 (b)	(255,012)	(3,377,051)	(48,451)	(634,263)
Class R2 (formerly Class R3)	(446,048)	(6,410,828)	(928,442)	(13,538,529)
Class R3 (formerly Class R4)	(392,354)	(5,744,645)	(1,197,892)	(16,980,000)
Class R4 (formerly Class R5)	(3,546,948)	(55,095,041)	(13,673,053)	(206,349,572)
Class 529A	(37,715)	(543,079)	(44,001)	(618,710)
Class 529B	(6,811)	(86,780)	(15,501)	(203,318)
Class 529C	(13,635)	(180,194)	(17,463)	(225,879)
	(57,680,362)	$(816,963,214)	(206,923,856)	$(2,930,301,810)
Net change
Class A	(5,389,958)	$(86,198,629)	(26,062,183)	$(371,957,221)
Class B	(15,764,113)	(207,000,914)	(49,627,142)	(649,586,756)
Class C	(2,741,716)	(35,727,264)	(9,690,012)	(126,227,374)
Class I	11,278	166,314	(2,531,056)	(37,843,742)
Class J (f)	—	—	(129,539)	(1,733,194)
Class R (b)	(655,398)	(9,749,603)	(2,936,509)	(42,438,973)
Class R1	36,966	558,059	419,734	5,688,275
Former Class R2 (b)	(194,883)	(2,545,635)	163,671	2,213,207
Class R2 (formerly Class R3)	673,926	9,939,349	1,463,579	21,482,340
Class R3 (formerly Class R4)	(67,651)	(837,932)	533,003	7,805,641
Class R4 (formerly Class R5)	(361,819)	(5,292,939)	(2,472,593)	(46,485,290)
Class 529A	154,359	2,251,828	244,799	3,490,033
Class 529B	(1,261)	(15,768)	24,568	302,736
Class 529C	(6,457)	(86,488)	22,903	283,890
	(24,306,727)	$(334,539,622)	(90,576,777)	$(1,235,006,428)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.
(f)	Class J shares closed on June 15, 2007.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to

Notes to Financial Statements (unaudited) – continued

each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended May 31, 2008, the fund’s commitment fee and interest expense were $13,423 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to a Fair Fund established by the SEC, from which settlement funds will be distributed to current and former shareholders of the fund and certain other affected MFS retail funds. The Payments will be distributed to shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Payments made by third parties into other settlement funds to remediate harm caused by the third party’s late or excessive trading in certain MFS funds may also become part of the residual amounts. At this time, the residual amounts, if any, cannot be reasonably estimated and the fund has not accrued an estimate for any amounts to be received.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	78,930,651	731,802,382	(773,508,493)	37,224,540

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,150,575	$37,224,540

(9)	Acquisitions

At close of business on June 22, 2007, the fund acquired all of the assets and liabilities of MFS Growth Opportunities Fund. The acquisition was accomplished by a tax-free exchange of 22,972,883 shares of the fund (valued at $337,303,788) for all of the assets and liabilities of MFS Growth Opportunities Fund. MFS Growth Opportunities Fund then converted all of its outstanding shares for the shares of the fund and distributed those shares to its shareholders. MFS Growth Opportunities fund’s net assets on that date were $337,303,788, including $36,609,920 of unrealized appreciation, $123,813 of accumulated net investment loss, and $276,964,462 of accumulated net realized loss on investments. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $5,916,916,312.

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Class R1 shares of Massachusetts Investors Growth Stock Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 shares of the fund.

Number of Dollars
For	5,296,059.89
Against	0.00
Abstain	345,771.22

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2007 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: July 17, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2008

*	Print name and title of each signing officer under his or her signature.